FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currency risk $ in Millions	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 2,449.6	$ 1,862.5
USD/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 530.9	$ 833.7
Average foreign exchange rate	0.77	0.74
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 127.4	$ 176.4
Average foreign exchange rate	0.77	0.76
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 20.5	$ 13.0
Average foreign exchange rate	0.78	0.77
EUR/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 88.4	$ 180.5
Average foreign exchange rate	1.54	0.64
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 95.2	$ 12.3
Average foreign exchange rate	1.57	0.60
GBP/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 52.7	$ 71.5
Average foreign exchange rate	0.57	0.59
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 11.5	$ 0.2
Average foreign exchange rate	0.58	0.60
CDN/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,224.7	$ 289.7
Average foreign exchange rate	1.27	1.36
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 31.0	$ 23.7
Average foreign exchange rate	1.37	1.32
Other Currencies | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 260.8	$ 247.5
Other Currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	1.5	0.8
Other Currencies | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 5.0	$ 13.2